Subsequent Events (Details) - Subsequent Event - Sponsor	May 05, 2022 USD ($) $ / shares
Subsequent Event [Line Items]
Deposit held in Trust Account | $	$ 1,150,000
Share Price. | $ / shares	$ 0.10